Critical accounting estimates and judgements (Details Narrative) - GBP (£)		6 Months Ended
	Feb. 10, 2022	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		£ 339,201
Adjustments for increase (decrease) in deferred income including contract liabilities		£ 339,201
Expected volatility, share options granted	80.00%	80.00%
Borrowings, interest rate	5.00%	5.00%
Percentage of loan issued		50.00%
Percentage of loan repaid		25.00%
Borrowings, maturity		February 10, 2022
Valuation of warrants [member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted		80.00%
Embedded derivatives [member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted		80.00%